Segment information (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information
Total assets	872,806	924,280
Americas
Segment Reporting Information
Total assets	398,198	421,418
Asia Pacific
Segment Reporting Information
Total assets	79,889	80,784
EMEA
Segment Reporting Information
Total assets	194,675	222,483
Switzerland
Segment Reporting Information
Total assets	200,044	199,595
Private Banking & Wealth Management
Segment Reporting Information
Total assets	279,139	275,683
Investment Banking
Segment Reporting Information
Total assets	502,799	563,758
Corporate Center
Segment Reporting Information
Total assets	87,244	80,733
Noncontrolling interests without SEI
Segment Reporting Information
Total assets	3,624	4,106
Bank
Segment Reporting Information
Total assets	854,412	908,160
Total assets of non-consolidated affiliate entities	25,400	25,800
Bank | Americas
Segment Reporting Information
Total assets	398,127	422,181
Bank | Asia Pacific
Segment Reporting Information
Total assets	79,876	80,768
Bank | EMEA
Segment Reporting Information
Total assets	194,825	221,476
Bank | Switzerland
Segment Reporting Information
Total assets	181,584	183,735
Bank | Private Banking & Wealth Management
Segment Reporting Information
Total assets	279,139	275,683
Bank | Investment Banking
Segment Reporting Information
Total assets	502,799	563,758
Bank | Adjustments
Segment Reporting Information
Total assets	72,474	68,719